PROPERTY AND EQUIPMENT - Schedule of property and equipment (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 2,082,010
Depreciation expense	(699,400)	$ (383,098)
Impairment	(4,139,522)
Ending Balance	3,834,131	2,082,010
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,465,108	0
Assets from acquisition	1,245,020	2,347,129
Additions	5,346,023	208,079
Disposals		(90,100)
Impairment	(4,139,522)
Ending Balance	4,916,629	2,465,108	0
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(383,098)	0
Depreciation expense	(699,400)	(383,098)
Ending Balance	(1,082,498)	(383,098)	0
Land and building
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	1,241,988	0
Land and building | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Assets from acquisition	0	0
Additions	4,675,389	0
Disposals		0
Impairment	(3,305,176)
Ending Balance	1,370,213	0	0
Land and building | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation expense	(128,225)	0
Ending Balance	(128,225)	0	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,158,212
Ending Balance	855,052	1,158,212
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,459,795	0
Assets from acquisition	522,279	1,352,393
Additions	97,956	107,402
Disposals		0
Impairment	(709,064)
Ending Balance	1,370,966	1,459,795	0
Leasehold improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(301,583)	0
Depreciation expense	(214,331)	(301,583)
Ending Balance	(515,914)	(301,583)	0
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	413,790
Ending Balance	262,579	413,790
Furniture & fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	478,864	0
Assets from acquisition	50,388	416,609
Additions	12,350	62,255
Disposals		0
Impairment	(125,282)
Ending Balance	416,320	478,864	0
Furniture & fixtures | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(65,074)	0
Depreciation expense	(88,667)	(65,074)
Ending Balance	(153,741)	(65,074)	0
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	89,166
Ending Balance	62,688	89,166
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	96,785	0
Assets from acquisition	25,846	66,358
Additions	0	30,427
Disposals		0
Impairment	0
Ending Balance	122,631	96,785	0
Computer equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(7,619)	0
Depreciation expense	(52,324)	(7,619)
Ending Balance	(59,943)	(7,619)	0
Machinery & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	420,842
Ending Balance	1,411,824	420,842
Machinery & equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	429,664	0
Assets from acquisition	646,507	511,769
Additions	560,328	7,995
Disposals		(90,100)
Impairment	0
Ending Balance	1,636,499	429,664	0
Machinery & equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(8,822)	0
Depreciation expense	(215,853)	(8,822)
Ending Balance	$ (224,675)	$ (8,822)	$ 0